Note 2 - Summary of Significant Accounting Policies (Detail) - Basic Net Loss Per Share (USD $)	3 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2012	Sep. 30, 2011
Net loss (in Dollars)	$ (41,000)	$ (1,009,000)	$ (1,937,000)	$ (4,713,000)
Preferred stock dividends (in Dollars)		(93,000)	(93,000)	(414,000)
Increase in fair value of derivative liabilities (in Dollars)				(1,603,000)
Numerator for diluted earnings per share-net loss attributable to common stockholders - as adjusted (in Dollars)	(41,000)	(1,102,000)	(2,030,000)	(5,127,000)
Denominator for basic earnings per share--weighted average shares	26,567,193	21,646,902	25,014,166	19,697,033
Stock options			0	0
Warrants			0	0
Assumed conversion of convertible notes payable			0	0
Denominator for diluted earnings per share--adjusted weighted-average shares and assumed conversions	26,567,193	21,646,902	25,014,166	19,697,033
Basic (in Dollars per share)	$ 0.00	$ (0.05)	$ (0.08)	$ (0.18)
Diluted (in Dollars per share)	$ 0.00	$ (0.05)	$ (0.08)	$ (0.18)
Fair Value Liability [Member]
Increase in fair value of derivative liabilities (in Dollars)				1,603,000
Earnings Per Share, Basic [Member]
Numerator for basic earnings per share- loss attributable to common stockholders - as adjusted (in Dollars)	(41,000)	(1,102,000)	(2,030,000)	(3,524,000)
Earnings Per Share, Diluted [Member]
Numerator for diluted earnings per share-net loss attributable to common stockholders - as adjusted (in Dollars)	$ (41,000)	$ (1,102,000)	$ (2,030,000)	$ (3,524,000)
Cumulative Preferred Stock Series A [Member]
Assumed conversion of Series A, C, and D preferred stock			0	0